Document And Entity Information	Nov. 22, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 22, 2021
Entity Registrant Name	Paragon 28, Inc.
Entity Central Index Key	0001531978
Entity Emerging Growth Company	true
Entity File Number	001-40902
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	27-3170186
Entity Address, Address Line One	14445 Grasslands Drive
Entity Address, City or Town	Englewood
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80112
City Area Code	(730)
Local Phone Number	399-3400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Shares, $0.01 par value
Trading Symbol	FNA
Security Exchange Name	NYSE